Share Capital And Share Premium	6 Months Ended
Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium

6. Share Capital and Share Premium

The authorised share capital of Globus consisted of the following:

	June 30,	December 31,
	2018	2017
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100
Total authorised share capital	2,200	2,200

Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.

Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2018	31,630,419	126
Issued during the period for share based compensation (Note 9)	33,274	-
Issuance of common stocks due to exercise of warrants	375,000	2
As at June 30, 2018	32,038,693	128
Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2017	2,627,674	10
Issued during the period for share based compensation (Note 9)	2,599	-
Issuance of common stocks (Note 4)	25,000,000	100
Issuance of common stocks due to exercise of warrants	7,000	-
As at June 30, 2017	27,637,273	110

As of June 30, 2018 and 2017 the Company had no Class B or series A preferred shares outstanding.

Share premium includes the contribution of Globus’ shareholders to the acquisition of the Company’s vessels. Additionally, share premium includes the effects of the acquisition of non-controlling interest, the effects of the Globus initial and follow-on public offerings and the effects of the share based payments described in Note 9. At June 30, 2018 and December 31, 2017 Globus share premium amounted to $140,199 and $139,571, respectively.

As of June 30, 2018, in connection with the February 2017 private placement, the Company had 30,523,209 of the February 2017 Warrants outstanding to purchase an aggregate of 30,523,209 common shares.

Further to the February 2017 private placement an investor, other than Firment Shipping Inc. and Silaner Investments Limited, partially exercised in January 2018 its warrants, purchasing 375,000 of the Company’s common shares for aggregate gross proceeds to the Company of approximately $600.

As of June 30, 2018, in connection with the October 2017 private placement, the Company had 12,500,000 of the October 2017 Warrants outstanding to purchase an aggregate of 12,500,000 common shares.

Each of the February and October 2017 Warrants are exercisable for 24 months after their respective issuance. Under the terms of the warrants, all warrant holders (other than Firment Shipping Inc., which has no such restriction in its warrants) may not exercise their warrants to the extent such exercise would cause such warrant holder, together with its affiliates and attribution parties, to beneficially own a number of common shares which would exceed 4.99% (which may be increased, but not to exceed 9.99%) of the Company’s then outstanding common shares immediately following such exercise, excluding for purposes of such determination common shares issuable upon exercise of the warrants which have not been exercised. This provision does not limit a warrant holder from acquiring up to 4.99% of the Company’s common shares, selling all of their common shares, and re-acquiring up to 4.99% of the Company’s common shares.